Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows (Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
LINN [Member]
Noncash investing activities - liabilities assumed
General and administrative expenses paid by LINN Energy	$ 4,000,000
Linn Energy, LLC [Member]
Cash payments for interest, net of amounts capitalized	343,331,000	247,217,000	128,807,000
Cash payments for income taxes	366,000	487,000	1,797,000
Noncash investing activities - liabilities assumed
Fair value of assets acquired	2,923,990,000	1,523,466,000	1,375,010,000
Cash paid, net of cash acquired	(2,640,475,000)	(1,500,193,000)	(1,351,033,000)
Receivables from sellers	2,132,000	3,557,000	9,976,000
Payables to sellers	443,000	(4,847,000)	0
Liabilities assumed	$ 286,090,000	$ 21,983,000	$ 33,953,000